Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	31-Aug-20	30/360 Days	30	Collection Period Start	1-Aug-20
Distribution Date	15-Sep-20	Actual/360 Days	29	Collection Period End	31-Aug-20
				Prior Month Settlement Date	17-Aug-20
				Current Month Settlement Date	15-Sep-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	1,295,172,165.23	1,243,653,358.07	0.913604
Yield Supplement Overcollaterization		43,835,194.41	39,265,208.70	37,154,997.47
Total Adjusted Pool Balance		1,361,260,676.66	1,255,906,956.53	1,206,498,360.60
Total Adjusted Securities		1,361,260,676.66	1,255,906,956.53	1,206,498,360.60	0.886310
Class A-1 Notes	0.21995%	254,000,000.00	148,646,279.87	99,237,683.94	0.390700
Class A-2a Notes	0.47000%	420,000,000.00	420,000,000.00	420,000,000.00	1.000000
Class A-2b Notes	0.34188%	50,000,000.00	50,000,000.00	50,000,000.00	1.000000
Class A-3 Notes	0.55000%	470,000,000.00	470,000,000.00	470,000,000.00	1.000000
Class A-4 Notes	0.71000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	49,408,595.93	26,337.44	194.5220312	0.1036907
Class A-2a Notes	0.00	164,500.00	—	0.3916667
Class A-2b Notes	0.00	13,770.17	—	0.2754034
Class A-3 Notes	0.00	215,416.67	—	0.4583333
Class A-4 Notes	0.00	62,716.67	—	0.5916667
Certificates	0.00	0.00	—	—

Total Securities	49,408,595.93	482,740.95

I. COLLECTIONS

Interest:
Interest Collections				3,430,223.82
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				3,430,223.82
Principal:
Principal Collections				51,366,492.78
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				51,366,492.78
Recoveries of Defaulted Receivables				145,699.51

Total Collections				54,942,416.11

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			80,428	1,255,906,956.53
Total Principal Payment				49,408,595.93

			78,912	1,206,498,360.60

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	54,942,416.11
Reserve Account Draw	0.00
Total Available for Distribution	54,942,416.11
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,079,310.14
Servicing Fee Paid	1,079,310.14
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	26,337.44
Class A-1 Notes Monthly Interest Paid	26,337.44
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	164,500.00
Class A-2a Notes Monthly Interest Paid	164,500.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	13,770.17
Class A-2b Notes Monthly Interest Paid	13,770.17
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	215,416.67
Class A-3 Notes Monthly Interest Paid	215,416.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	62,716.67
Class A-4 Notes Monthly Interest Paid	62,716.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		482,740.95
Total Note Monthly Interest Paid		482,740.95
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		53,380,365.02
4. Total Monthly Principal Paid on the Notes		49,408,595.93
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		49,408,595.93
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,971,769.09
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,971,769.09

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77

VI. POOL STATISTICS

Weighted Average Coupon		3.16%
Weighted Average Remaining Maturity		45.53

	Amount	Number
Principal on Defaulted Receivables	152,314.38	9
Principal Recoveries of Defaulted Receivables	145,699.51

Monthly Net Losses	6,614.87
Pool Balance at Beginning of Collection Period	1,295,172,165.23
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.07%
Net Loss Ratio for Preceding Collection Period	0.24%
Net Loss Ratio for Current Collection Period	0.01%
Four-Month Average Net Loss Ratio	0.08%
Cumulative Net Losses for all Periods	352,858.53

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,495,573.79	91	0.12%
61-90 Days Delinquent	293,151.97	20	0.02%
91-120 Days Delinquent	81,753.35	5	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,870,479.11	116	0.15%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.02%	0.02%
Delinquency Ratio for Current Collection Period	0.03%	0.03%
Four-Month Average Delinquency Ratio	0.01%	0.01%
60 Day Delinquent Receivables	398,149.91
Delinquency Percentage	0.03%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	4,854,033.64
Number of Extensions	230

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO